Convertible loan (Details Narrative)		12 Months Ended
	Feb. 10, 2022 GBP (£) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Feb. 10, 2022 USD ($) $ / shares	Feb. 10, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
IfrsStatementLineItems [Line Items]
[custom:ResidualLoanCostsCapitalised]		$ 17,244,578	£ 12,835,742
Notional amount		17,657,808				£ 13,051,821
Initial public offering loan notes		$ 8,768,904				£ 6,383,659
Borrowings, interest rate		5.00%				5.00%
Interest rate for face value of notes		5.00%				5.00%
Attributable costs			£ 100,000
Effective interest rate		28.00%				28.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of shares price assumptions		25.00%				25.00%
Estimated value of embedded derivative						£ 3,800,000
Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of shares price assumptions		25.00%				25.00%
Estimated value of embedded derivative						£ 4,000,000.0
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Initial public offering loan notes				$ 13,447,012	£ 9,861,405
Loan notes converted	£ 3,164,015
Issue price | $ / shares				$ 4.25
Warrants [Member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Warrants | shares	6,328,030
Convertible loan notes [member]
IfrsStatementLineItems [Line Items]
Shares issued and vested | $		$ 120,000,000
Convertible loan notes [member] | Initial public offering [member]
IfrsStatementLineItems [Line Items]
Interest rate for face value of notes		50.00%				50.00%